Non-Consolidated Affiliates Non-Consolidated Affiliates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Yanfeng [Member]	Dec. 31, 2010 Yanfeng [Member]	Dec. 31, 2009 Yanfeng [Member]	Dec. 31, 2011 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2010 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2009 All Other Non-consolidated Affiliates [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2011 Successor [Member]	Oct. 01, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Schedule of Equity Method Investments [Line Items]
Investments in net assets of non-consolidated affiliates	$ 644	$ 439
Equity in net income of non-consolidated affiliates										41	168	105	81
Undistributed income of non-consolidated affiliates included in retained earnings	165	41
Acquisitions in joint ventures	26
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	50
Amortization period of difference between carrying amount and underlying equity, minimum	10
Amortization period of difference between carrying amount and underlying equity, maximum	15
Current assets				1,282	1,066		652	319
Other assets				637	502		290	195
Total assets				1,919	1,568		942	514
Current liabilities				995	884		574	287
Other liabilities				15	19		24	16
Shareholders' equity				909	665		344	211
Total liabilities and shareholders' equity				1,919	1,568		942	514
Net sales	4,695	3,466	2,163	3,014	2,573	1,452	1,681	893	711
Gross margin	649	540	326	473	398	217	176	142	109
Net income	336	289	160	246	218	118	90	71	42
Restricted net assets, consolidated affiliates	135	117
Restricted vet assets, non-consolidated affiliates	$ 644	$ 439